Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 97.4%	Par	Value
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,983,678	$1,921,041
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	4,951	4,624
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	7,953	7,942
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,326	1,321
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	5,404	5,352
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	4,632	4,496
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.78% (RFUCCT1Y + 1.78%), 10/01/2037	33,039	33,756
Pool 1H1348, 7.23% (1 yr. CMT Rate + 2.14%), 10/01/2036	11,427	11,859
Pool 1J0204, 7.11% (RFUCCT1Y + 1.75%), 05/01/2035	13,671	13,942
Pool 1J1681, 7.73% (RFUCCT1Y + 1.98%), 06/01/2037	16,525	17,000
Pool 1L1263, 6.61% (1 yr. CMT Rate + 2.25%), 03/01/2036	12,425	12,850
Pool 847727, 7.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,867	2,915
Pool A14256, 5.50%, 10/01/2033	29,007	29,630
Pool A46629, 5.00%, 08/01/2035	28,779	29,049
Pool B31891, 5.38%, 01/01/2037	58,838	60,101
Pool B31900, 5.38%, 02/01/2037	75,874	77,275
Pool B31934, 5.38%, 04/01/2037	37,604	38,315
Pool B31976, 5.10%, 05/01/2037	76,297	77,212
Pool C03427, 5.50%, 10/01/2039	221,870	225,827
Pool C53878, 5.50%, 12/01/2030	31,767	32,454
Pool C66421, 6.50%, 02/01/2032	40,692	42,002
Pool C91366, 4.50%, 04/01/2031	67,720	67,962
Pool C91826, 3.00%, 05/01/2035	294,225	277,372
Pool G04540, 6.00%, 08/01/2038	91,833	95,926
Pool G04655, 6.00%, 08/01/2038	82,754	86,442
Pool G08348, 5.00%, 06/01/2039	48,878	49,388
Pool G08828, 5.50%, 04/01/2048	72,450	74,287
Pool G20028, 7.50%, 12/01/2036	58,608	60,150
Pool G30932, 4.50%, 03/01/2034	79,951	80,323
Pool G31063, 3.50%, 11/01/2037	496,194	474,223
Pool K93349, 4.00%, 11/01/2035	201,043	196,083
Pool K93365, 3.50%, 11/01/2035	151,972	146,676
Pool N30530, 5.50%, 01/01/2029	24,966	25,150
Pool N70071, 6.00%, 06/01/2035	87,959	88,782
Pool N70078, 5.50%, 01/01/2033	122,976	123,626
Pool N70082, 6.00%, 07/01/2038	256,173	260,883
Pool QC5310, 3.00%, 08/01/2051	1,346,128	1,176,690
Pool QD9382, 4.00%, 04/01/2052	2,605,975	2,433,871
Pool QD9775, 4.00%, 04/01/2052	2,506,558	2,340,638
Pool QE0380, 2.50%, 04/01/2052	838,581	705,234
Pool QE0622, 2.00%, 04/01/2052	498,259	402,136
Pool QE0898, 4.50%, 04/01/2052	2,624,820	2,516,235
Pool QE2358, 3.50%, 05/01/2052	2,905,757	2,625,976
Pool QF0493, 5.50%, 09/01/2052	2,123,910	2,142,655
Pool QF0773, 5.50%, 09/01/2052	2,696,299	2,709,505
Pool RA5286, 2.50%, 05/01/2051	3,506,431	2,927,064
Pool RA6766, 2.50%, 02/01/2052	1,675,818	1,415,592
Pool RA6966, 2.00%, 03/01/2052	3,402,588	2,740,108
Pool RA7935, 5.00%, 09/01/2052	2,531,760	2,510,780
Pool RA9851, 6.00%, 09/01/2053	1,401,542	1,439,841
Pool RC2401, 2.00%, 01/01/2037	2,935,953	2,677,144
Pool SB0531, 2.50%, 06/01/2036	2,820,738	2,630,955
Pool SB1179, 5.50%, 05/01/2039	2,073,321	2,116,304
Pool SD0846, 2.50%, 02/01/2052	2,757,340	2,310,026
Pool SD1641, 4.50%, 09/01/2052	1,457,718	1,406,763
Pool SD1846, 4.50%, 10/01/2052	2,996,903	2,875,087
Pool SD3234, 2.50%, 12/01/2051	3,237,465	2,714,384
Pool SD3475, 5.50%, 08/01/2053	2,640,057	2,662,936
Pool SD3477, 6.50%, 08/01/2053	1,220,397	1,275,343
Pool SD3840, 5.50%, 09/01/2053	1,076,085	1,086,462
Pool SD4697, 6.00%, 02/01/2054	3,826,088	3,926,934
Pool SD5573, 3.00%, 08/01/2052	3,083,983	2,705,206
Pool SD8196, 3.50%, 02/01/2052	4,274,003	3,874,249
Pool T30346, 5.38%, 10/01/2037	65,254	66,296
Pool U30653, 5.13%, 07/01/2037	44,163	45,041
Pool U30681, 5.10%, 09/01/2037	181,870	184,051
Pool U30800, 5.10%, 11/01/2037	64,714	65,506
Pool U31874, 5.38%, 04/01/2038	119,799	121,713
Series 1843, Class Z, 7.00%, 04/15/2026	27	27
Series 2517, Class Z, 5.50%, 10/15/2032	25,775	26,499
Series 2890, Class ZA, 5.00%, 11/15/2034	124,413	126,394
Series 2907, Class VZ, 4.50%, 05/15/2034	440,478	440,050
Series 3150, Class DZ, 5.50%, 05/15/2036	247,820	257,462
Series 3294, Class CB, 5.50%, 03/15/2037	151,136	158,043
Series 366, Class IO, 4.00%, 08/15/2049 (a)	665,276	106,818
Series 4121, Class DH, 2.00%, 10/15/2042	762,115	537,217
Series 4888, Class AC, 3.50%, 01/15/2049	581,418	533,330
Series 4891, Class PA, 3.50%, 07/15/2048	82,195	80,494
Series 5080, Class PB, 1.25%, 03/25/2050	1,843,524	1,426,292
Series 5083, Class UB, 1.25%, 03/25/2051	2,350,646	1,732,057
Federal National Mortgage Association
2.00%, 04/15/2055 (b)	24,170,000	19,212,494
2.50%, 04/15/2055 (b)	11,820,000	9,830,342
3.00%, 04/15/2055 (b)	8,205,000	7,112,074
3.50%, 04/15/2055 (b)	3,500,000	3,156,853
4.00%, 04/15/2055 (b)	3,150,000	2,935,386
5.00%, 04/15/2055 (b)	850,000	833,176
6.00%, 04/15/2055 (b)	5,080,000	5,160,255
Pool 257203, 5.00%, 05/01/2028	178,507	179,299
Pool 356232, 6.50%, 01/01/2026	5,719	5,896
Pool 356329, 6.90% (1 yr. CMT Rate + 2.65%), 01/01/2027	16,012	16,087
Pool 363850, 6.82% (1 yr. CMT Rate + 2.13%), 04/01/2027	6,368	6,371
Pool 406521, 5.90% (1 yr. CMT Rate + 2.52%), 05/01/2026	800	798
Pool 520478, 6.66% (1 yr. CMT Rate + 2.16%), 11/01/2029	6,415	6,463
Pool 628837, 6.50%, 03/01/2032	6,420	6,620
Pool 640225, 5.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	10,572	10,742
Pool 642122, 5.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	6,630	6,733
Pool 656181, 6.38% (1 yr. CMT Rate + 2.16%), 08/01/2031	22,093	22,351
Pool 662138, 7.43% (1 yr. CMT Rate + 2.30%), 09/01/2032	27,164	27,801
Pool 668309, 7.14% (1 yr. CMT Rate + 2.02%), 11/01/2032	15,180	15,247
Pool 723313, 7.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	24,125	24,724
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	13,241	13,550
Pool 744805, 6.64% (RFUCCT6M + 1.52%), 11/01/2033	2,315	2,325
Pool 745626, 7.16% (1 yr. CMT Rate + 2.14%), 05/01/2036	15,107	15,494
Pool 745818, 6.50%, 09/01/2036	52,628	54,420
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	4,824	4,915
Pool 764342, 6.27% (RFUCCT6M + 1.52%), 02/01/2034	20,987	21,235
Pool 774969, 7.15% (1 yr. CMT Rate + 2.28%), 04/01/2034	22,083	22,551
Pool 783554, 7.34% (1 yr. CMT Rate + 2.21%), 07/01/2034	88,784	91,494
Pool 819649, 6.36% (RFUCCT1Y + 1.52%), 03/01/2035	2,497	2,536
Pool 836715, 6.64% (RFUCCT1Y + 1.77%), 10/01/2035	42,297	43,254
Pool 837329, 7.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	18,031	18,389
Pool 842006, 4.25%, 10/01/2035	86,445	84,490
Pool 850232, 4.25%, 12/01/2035	143,405	140,196
Pool 865849, 6.60% (RFUCCT1Y + 1.60%), 03/01/2036	7,731	7,874
Pool 868568, 6.74% (RFUCCT1Y + 1.78%), 04/01/2036	6,519	6,662
Pool 877009, 8.18% (RFUCCT1Y + 2.38%), 03/01/2036	5,625	5,830
Pool 882017, 6.69% (RFUCCT6M + 1.56%), 05/01/2036	30,747	30,930
Pool 886163, 7.58% (RFUCCT1Y + 1.83%), 07/01/2036	14,059	14,437
Pool 889829, 5.00%, 07/01/2035	25,824	25,888
Pool 896838, 5.45%, 07/01/2036	189,214	189,312
Pool 922680, 7.37% (RFUCCT1Y + 1.91%), 11/01/2035	10,723	11,046
Pool 930507, 6.50%, 02/01/2039	76,518	79,077
Pool 941050, 7.45% (RFUCCT1Y + 1.70%), 08/01/2037	22,434	22,853
Pool 950382, 5.89% (RFUCCT6M + 1.13%), 08/01/2037	27,941	28,453
Pool 952835, 7.37% (1 yr. CMT Rate + 2.32%), 09/01/2037	24,104	24,807
Pool 955233, 6.50%, 12/01/2037	59,384	62,442
Pool 995521, 7.19% (RFUCCT1Y + 1.82%), 05/01/2037	15,851	16,170
Pool AB0577, 4.00%, 03/01/2036	152,136	145,915
Pool AD0100, 7.00%, 12/01/2038	156,907	165,765
Pool AD0427, 5.50%, 10/01/2039	119,786	122,218
Pool AD0941, 5.50%, 04/01/2040	167,673	171,646
Pool AH8447, 5.50%, 04/01/2041	147,370	150,006
Pool AI4717, 4.50%, 07/01/2031	736,495	733,102
Pool AL0407, 6.50%, 04/01/2039	142,255	146,788
Pool AL0898, 5.00%, 02/01/2031	37,219	37,505
Pool AL7654, 3.00%, 09/01/2035	324,530	306,421
Pool AS1429, 4.00%, 12/01/2043	142,803	137,263
Pool AS2249, 4.00%, 04/01/2039	1,135,921	1,095,886
Pool AV7739, 4.00%, 01/01/2044	217,915	209,167
Pool AW6485, 4.00%, 06/01/2044	122,950	118,309
Pool AW9534, 4.00%, 03/01/2045	257,241	246,170
Pool AY0382, 4.00%, 11/01/2044	153,585	150,151
Pool AZ4154, 4.00%, 06/01/2045	110,260	105,739
Pool AZ7828, 4.00%, 08/01/2045	802,346	760,110
Pool BA3674, 4.50%, 10/01/2045	478,124	467,919
Pool BC1738, 4.50%, 09/01/2043	204,373	201,955
Pool BC6366, 4.50%, 02/01/2046	302,656	296,636
Pool BD1241, 4.50%, 05/01/2046	123,114	120,130
Pool BD5189, 4.50%, 07/01/2046	419,969	410,316
Pool BD8599, 4.50%, 11/01/2046	160,569	157,321
Pool BH7686, 4.50%, 12/01/2047	195,693	189,967
Pool BJ8287, 4.50%, 01/01/2048	135,061	131,649
Pool BK5105, 5.50%, 05/01/2048	177,693	180,932
Pool BK8032, 5.50%, 06/01/2048	276,144	281,417
Pool BN4921, 5.50%, 01/01/2049	102,118	103,583
Pool BN4936, 5.50%, 12/01/2048	176,648	179,327
Pool BP5419, 3.00%, 05/01/2050	2,098,018	1,857,884
Pool BQ3248, 2.00%, 11/01/2050	2,537,070	2,034,749
Pool BQ6307, 2.00%, 11/01/2050	1,228,100	984,940
Pool BR5634, 2.00%, 03/01/2051	741,075	596,821
Pool BV4128, 2.00%, 03/01/2052	3,481,677	2,770,686
Pool BV4532, 3.50%, 03/01/2052	1,836,567	1,666,488
Pool BW0025, 4.00%, 07/01/2052	667,456	625,995
Pool BY4776, 5.00%, 07/01/2053	1,930,060	1,894,997
Pool CB2088, 2.50%, 11/01/2051	1,571,803	1,312,430
Pool CB2400, 2.50%, 12/01/2051	1,686,645	1,406,013
Pool CB2539, 2.50%, 01/01/2052	2,703,050	2,271,693
Pool CB2548, 2.50%, 01/01/2052	2,739,565	2,296,437
Pool CB2789, 2.00%, 02/01/2052	3,456,337	2,753,629
Pool CB2909, 3.50%, 02/01/2052	2,199,645	1,998,560
Pool CB3103, 2.50%, 03/01/2052	3,555,717	3,007,249
Pool CB8316, 5.00%, 04/01/2054	2,903,622	2,871,912
Pool DA0025, 6.00%, 09/01/2053	1,837,885	1,891,304
Pool DA4870, 6.50%, 01/01/2054	2,487,487	2,572,527
Pool FA0345, 5.50%, 02/01/2055	2,878,101	2,895,415
Pool FM8754, 3.00%, 09/01/2051	3,383,666	2,948,269
Pool FM9501, 2.50%, 11/01/2051	1,682,345	1,417,087
Pool FM9760, 3.50%, 11/01/2051	3,349,994	3,044,967
Pool FM9973, 3.00%, 08/01/2051	2,405,385	2,108,148
Pool FS0031, 2.50%, 10/01/2051	2,837,706	2,369,642
Pool FS0348, 2.00%, 01/01/2052	2,937,975	2,364,977
Pool FS0731, 2.00%, 02/01/2052	959,824	775,808
Pool FS0832, 3.50%, 03/01/2052	2,495,334	2,268,127
Pool FS0922, 3.50%, 03/01/2052	1,316,193	1,188,445
Pool FS0945, 4.00%, 03/01/2052	3,308,350	3,089,869
Pool FS1480, 2.50%, 11/01/2051	395,938	333,134
Pool FS1521, 3.00%, 04/01/2052	3,140,955	2,758,288
Pool FS2805, 2.50%, 09/01/2052	1,137,888	947,297
Pool FS3607, 2.50%, 02/01/2037	2,624,459	2,435,448
Pool FS4862, 2.50%, 10/01/2051	3,299,926	2,769,363
Pool FS5126, 2.50%, 05/01/2051	1,548,674	1,290,328
Pool FS5314, 2.00%, 05/01/2052	3,496,561	2,786,183
Pool FS5458, 5.50%, 08/01/2053	2,878,957	2,877,571
Pool FS6744, 2.50%, 10/01/2051	3,083,367	2,607,112
Pool FS7086, 5.50%, 09/01/2053	2,783,531	2,791,376
Pool FS7269, 4.00%, 07/01/2050	1,422,828	1,353,572
Pool FS7276, 5.00%, 09/01/2053	2,675,049	2,632,590
Pool FS7518, 6.00%, 03/01/2053	1,866,435	1,920,193
Pool FS7553, 2.50%, 06/01/2037	1,498,893	1,392,992
Pool FS7622, 5.50%, 04/01/2054	1,441,601	1,455,403
Pool FS7744, 6.50%, 04/01/2054	1,293,047	1,357,583
Pool FS8791, 6.00%, 08/01/2054	2,734,555	2,791,474
Pool FS9155, 5.50%, 09/01/2054	1,461,273	1,470,292
Pool FS9366, 2.50%, 04/01/2052	1,088,435	911,951
Pool MA3208, 4.50%, 10/01/2037	1,222,859	1,224,274
Pool MA4208, 2.00%, 12/01/2050	890,657	714,872
Pool MA4492, 2.00%, 12/01/2051	1,056,975	843,321
Pool MA4565, 3.50%, 03/01/2052	1,643,874	1,488,572
Pool MB0291, 5.00%, 12/01/2054	2,873,389	2,817,926
Series 2001-80, Class Z, 6.00%, 01/25/2032	55,769	56,150
Series 2003-71, Class MB, 5.50%, 08/25/2033	193,169	199,156
Series 2005-110, Class GL, 5.50%, 12/25/2035	454,103	472,275
Series 2006-112, Class QC, 5.50%, 11/25/2036	640,161	664,419
Series 2006-21, Class Z, 5.50%, 04/25/2036	203,019	210,234
Series 2007-22, Class A, 5.50%, 03/25/2037	286,374	293,336
Series 2008-2, Class PH, 5.50%, 02/25/2038	381,524	386,291
Series 2009-20, Class DS, 2.95% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039 (a)(c)	447,572	62,697
Series 2012-10, Class UF, 5.00% (30 day avg SOFR US + 0.66%), 02/25/2042	44,043	43,786
Series 2012-139, Class HI, 2.50%, 12/25/2027 (a)	231,833	4,822
Series 2012-27, Class PI, 4.50%, 02/25/2042 (a)	382,191	25,809
Series 2012-65, Class HJ, 5.00%, 07/25/2040	753,275	765,066
Series 2013-15, Class QI, 3.00%, 03/25/2028 (a)	18,290	508
Series 2013-34, Class IG, 3.00%, 05/25/2042 (a)	226,608	18,491
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (a)	889,304	88,339
Series 2015-40, Class LI, 4.50%, 03/25/2045 (a)	285,099	48,332
Series 2018-86, Class JA, 4.00%, 05/25/2047	103,726	102,880
Series 2019-37, Class IM, 5.00%, 07/25/2049 (a)	723,658	133,250
Series 2021-95, Class WI, 2.12%, 02/25/2035 (a)(d)	4,400,285	265,531
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	486,843	485,263
Pool 623145, 5.50%, 10/15/2028	93,166	95,673
Pool 728157, 3.75%, 11/15/2029	16,207	15,930
Pool 784315, 6.00%, 06/15/2036	15,428	15,776
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	174,805	182,091
Pool 3489, 6.00%, 12/20/2033	258,866	267,750
Pool 4194, 5.50%, 07/20/2038	92,568	94,727
Pool 770225, 4.25%, 08/20/2031	157,545	156,564
Pool 770226, 4.75%, 09/20/2036	174,322	172,128
Pool 782173, 5.50%, 05/20/2035	136,844	139,920
Pool AC0521, 5.50%, 05/20/2042	501,480	514,056
Pool BM9287, 4.00%, 08/20/2049	831,087	781,778
Pool BT1891, 2.50%, 12/20/2050	982,900	823,380
Pool CJ2171, 4.00%, 05/20/2052	1,497,499	1,449,132
Pool MA6598, 2.50%, 04/20/2050	1,048,592	897,912
Pool MA6656, 3.00%, 05/20/2050	2,512,732	2,234,949
Pool MA6994, 2.00%, 11/20/2050	1,546,862	1,266,555
Pool MA7051, 2.00%, 12/20/2050	3,227,769	2,642,863
Pool MA7106, 2.00%, 01/20/2036	499,610	457,311
Pool MA7164, 2.00%, 02/20/2036	484,366	443,362
Pool MA7192, 2.00%, 02/20/2051	3,206,334	2,626,148
Pool MA7254, 2.00%, 03/20/2051	3,328,211	2,725,975
Pool MA7312, 2.50%, 04/20/2051	3,121,454	2,666,299
Pool MA7419, 3.00%, 06/20/2051	2,927,110	2,595,392
Pool MA7471, 2.00%, 07/20/2051	3,265,492	2,673,751
Pool MA7650, 3.00%, 10/20/2051	2,867,705	2,542,720
Pool MA7834, 6.00%, 01/20/2052	282,391	296,010
Pool MA8268, 4.50%, 09/20/2052	1,925,972	1,850,644
Pool MA8348, 5.00%, 10/20/2052	3,213,917	3,167,729
Pool MA8642, 2.50%, 02/20/2053	2,965,270	2,551,925
Pool MA8646, 4.50%, 02/20/2053	3,289,072	3,169,957
Pool MB0025, 5.00%, 11/20/2054	1,586,186	1,561,383
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	257,500	256,823
Series 2006-40, Class B, 6.00%, 08/20/2036	47,905	48,341
Series 2010-105, Class IB, 4.50%, 01/16/2040 (a)	434,162	36,140
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	549,670
Series 2011-2, Class DP, 5.46%, 03/20/2039 (d)	355,532	362,277
Series 2012-143, Class IC, 5.00%, 10/16/2041 (a)	720,169	122,299
Series 2012-52, Class WA, 6.18%, 04/20/2038 (d)	266,112	275,040
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	683,406
Series 2013-168, Class IA, 2.50%, 11/16/2028 (a)	101,301	2,154
Series 2013-86, Class IA, 5.00%, 06/20/2043 (a)	389,354	40,950
Series 2014-6, Class IG, 4.50%, 01/16/2044 (a)	285,975	35,037
Series 2016-112, Class AW, 6.93%, 12/20/2040 (d)	142,562	150,228
Series 2016-12, Class KI, 5.00%, 09/20/2038 (a)	555,166	65,262
Series 2016-68, Class IC, 6.00%, 01/20/2040 (a)(d)	366,253	43,961
Series 2017-103, Class IM, 5.00%, 06/20/2043 (a)	612,977	71,705
Series 2017-167, Class SE, 1.77% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (a)(c)	1,667,562	225,397
Series 2017-83, Class ID, 7.00%, 01/20/2039 (a)	217,837	21,700
Series 2017-83, Class IK, 6.00%, 05/20/2040 (a)	628,689	104,866
Series 2018-127, Class PB, 3.00%, 09/20/2047	231,594	217,508
Series 2018-153, Class QA, 3.50%, 11/20/2048	379,263	362,225
Series 2018-36, Class LI, 5.00%, 03/20/2048 (a)	1,663,854	231,958
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	366,041
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,286	1,289,498
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	672,129
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,191,163
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	243,001
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,727,815
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $297,046,316)		286,204,501

ASSET-BACKED SECURITIES - 6.0%	Par	Value
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,494,637
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e)	294,321	293,691
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (e)	204,163	202,852
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (e)	250,000	249,217
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,392,697
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,498,081
Series 2023-3, Class A2A, 5.72%, 11/16/2026	462,909	463,452
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	389,382	390,911
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	1,197,620	1,199,966
Dext ABS Funding LLC, Series 2021-1, Class B, 1.76%, 02/15/2028 (e)	962	961
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (e)	36,277	36,168
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (e)	868,039	879,653
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (e)	1,090,000	1,092,450
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	503,230	504,138
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,823,675
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	133,855	133,898
Series 2023-C, Class A2, 5.76%, 08/17/2026	504,973	505,479
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (e)	29,287	29,181
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	27,345	27,350
Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	2,012,113
Verizon Master Trust, Series 2022-4, Class A, 3.40%, 11/20/2028	1,500,000	1,497,531
TOTAL ASSET-BACKED SECURITIES (Cost $17,720,495)		17,728,101

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	3,118,339	2,354,074
Series Q006, Class APT2, 2.76%, 09/25/2026 (d)	390,560	383,716
Series Q007, Class APT1, 6.97%, 10/25/2047 (d)	433,992	433,802
Series Q010, Class APT1, 6.94%, 04/25/2046 (d)	70,083	70,690
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	547,700	591,600
Pool 470828, 3.53%, 03/01/2032	743,083	710,866
Pool 957502, 3.98%, 07/01/2029	219,809	219,121
Pool 958720, 5.65%, 10/01/2028	720,648	750,035
Pool AN8842, 3.32%, 04/01/2028	150,000	146,412
Pool AN9202, 3.32%, 05/01/2025	1,000,000	995,673
Pool AN9931, 4.24%, 08/01/2048	976,956	872,154
Pool BL0387, 4.28%, 05/01/2028	2,627,354	2,614,884
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (d)	75,487	75,648
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.92% (30 day avg SOFR US + 2.56%), 11/25/2029 (e)	569,640	539,468
Series 2020-KF74, Class B, 6.62% (30 day avg SOFR US + 2.26%), 01/25/2027 (e)	490,858	478,140
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (a)(d)	1,019,484	21,226
Series 2015-172, Class IO, 0.60%, 03/16/2057 (a)(d)	918,510	18,997
Series 2016-40, Class IO, 0.57%, 07/16/2057 (a)(d)	1,867,129	39,635
Series 2016-56, Class IO, 0.96%, 11/16/2057 (a)(d)	1,227,528	53,154
Series 2016-98, Class IO, 0.84%, 05/16/2058 (a)(d)	1,937,132	82,540
Small Business Administration Pools, Pool 522053, 8.11% (Prime Rate + 0.61%), 05/25/2026	2,662	2,639
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,686,771)		11,454,474

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%	Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2029 (e)	1,425,000	1,420,032
Series 2024-VLT5, Class A, 5.05%, 11/13/2046 (d)(e)	570,000	568,635
Series 2025-VLT6, Class A, 5.76% (1 mo. Term SOFR + 1.44%), 03/15/2042 (e)	915,000	911,964
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,915,015)		2,900,631

MUNICIPAL BONDS - 0.1%	Par	Value
Colorado Health Facilities Authority, 2.80%, 12/01/2026	365,000	356,548
TOTAL MUNICIPAL BONDS (Cost $365,000)		356,548

SHORT-TERM INVESTMENTS - 10.4%	Shares	Value
Money Market Funds - 10.4%
First American Government Obligations Fund - Class Z, 4.23% (f)	30,611,133	30,611,133
TOTAL SHORT-TERM INVESTMENTS (Cost $30,611,133)		30,611,133

TOTAL INVESTMENTS - 118.8% (Cost $361,344,730)		349,255,388
Liabilities in Excess of Other Assets - (18.8)%		(55,298,927)
TOTAL NET ASSETS - 100.0%		$293,956,461
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Brown Advisory Mortgage Securities Fund
Schedule of Open Futures Contracts
March 31, 2025 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	7	06/30/2025	$756,068	$757,094	$1,026
U.S. Treasury 10 Year Notes	6	06/18/2025	658,982	667,312	8,330
U.S. Treasury 10 Year Ultra Notes	100	06/18/2025	11,278,776	11,412,500	133,724
					$143,080

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(7)	06/30/2025	$(1,443,790)	$(1,450,203)	$(6,413)
U.S. Treasury Long Bonds	(98)	06/18/2025	(11,397,548)	(11,493,563)	(96,015)
U.S. Treasury Ultra Bonds	(41)	06/18/2025	(5,017,922)	(5,012,250)	5,672
					$(96,756)
Total Unrealized Appreciation (Depreciation)					$46,324

There is no variation margin due to or from the Fund as of the date of this report.  The Fund’s investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Mortgage Securities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Residential Mortgage-Backed Securities	$–	$286,204,501	$–	$286,204,501
Asset-Backed Securities	–	17,728,101	–	17,728,101
Agency Commercial Mortgage-Backed Securities	–	11,454,474	–	11,454,474
Non-Agency Commercial Mortgage-Backed Securities	–	2,900,631	–	2,900,631
Municipal Bonds	–	356,548	–	356,548
Money Market Funds	30,611,133	–	–	30,611,133
Total Investments	$30,611,133	$318,644,255	$–	$349,255,388